DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
NGSP
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLAN	DESCRIPTION OF THE PLAN
The following description of the Northrop Grumman Savings Plan (the “Plan”) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.
General
The Plan is a qualified profit-sharing and stock bonus plan that includes an employee stock ownership plan sponsored by Northrop Grumman Corporation (the “Company” or “Plan sponsor”). The Plan was established February 1, 1962.
The Plan's Benefit Plans Administrative and Investment Committees control and manage the operation of the Plan. State Street Bank and Trust Company (“State Street” or the “Trustee”) serves as Trustee of the Plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).
Plan investments are participant directed. The Plan holds an interest in the Northrop Grumman Defined Contribution Plans Master Trust (the “DC Master Trust”). It also holds investments in a short-term investment fund at the Trustee, and participant-directed brokerage accounts held in the Fidelity Brokerage Services LLC BrokerageLink Account (“BrokerageLink Account”).
Eligibility
The Plan covers substantially all hourly and salaried employees of the Company who are at least 18 years old, are citizens or residents of the United States of America (“U.S.”), are not covered under another plan, and whose pay is determined in accordance with the U.S Internal Revenue Code of 1986, as amended (the “Code”) and processed on a U.S. payroll system of the Company.
Contributions
Participant contributions are subject to certain limitations imposed by the Code. Contributions can be made on a tax-deferred (pre-tax) basis, after-tax basis or to a Roth 401(k) on an after-tax basis, or a combination thereof through payroll withholdings. Participants may also rollover benefit payments from certain pension plans sponsored by the Company and other qualified plans into the Plan. Active participants may change the percentage of their contributions. First time eligible employees (newly hired, rehired, and certain transfers) are automatically enrolled into the Plan approximately 45 days after the date of hire, rehire, or transfer unless an alternative election is made. Contributions for those automatically enrolled in the Plan increase by one percent each year up to a maximum percentage specified by the Plan sponsor and relate to pre-tax and Roth 401(k) contributions only.
For employees hired before April 1, 2016, the employer’s matching contributions are generally as follows:

Employee Contribution	Employer Match
First 2% of eligible compensation	100%
Next 2% of eligible compensation	50%
Next 4% of eligible compensation	25%
Contributions over 8%	—
Certain employees hired or rehired between July 1, 2008 and April 1, 2016, and who meet the applicable Plan requirements, are also eligible to receive an additional employer contribution known as a Retirement Account Contribution ("RAC"). The RAC contribution is generally made annually in the first quarter of the following year. Generally, participants must be employed by the Company on the last day of the plan year to be eligible to receive the RAC contribution. For the year ended December 31, 2025, the Company made a $49.3 million RAC contribution which was remitted to the Plan in March 2026. The amount is generally determined as a percentage of eligible compensation in accordance with the following table:

Participant’s Age as of December 31, 2016	Percentage of Compensation
Under 35	3%
35 – 49	4%
50 or older	5%
Certain employees who joined the company as part of the June 2018 Orbital ATK, Inc acquisition, who were hired between January 1, 2007 and June 5, 2018, are also eligible to receive a Non-Elective Contribution ("NEC"). The NEC contribution is generally made annually in the first quarter of the following year. Generally, participants must be employed by the Company on the last day of the plan year to be eligible to receive the NEC contribution. The NEC contribution ranges from 2.5 percent to 4.0 percent of eligible compensation based on age and years of service. For the year ended December 31, 2025, the Company made a $25.3 million NEC contribution to the Plan, which was remitted to the Plan in March 2026.
For most employees hired after April 1, 2016, and certain employees who did not previously participate in a Company sponsored pension plan or receive a RAC or a NEC, the employer’s matching contributions are generally as follows:

Employee Contribution	Employer Match
First 4% of eligible compensation	100%
For employees with less than 5 years of service:
Next 4% of eligible compensation	50%
Contributions over 8%	—
For employees with 5 or more years of service:
Next 6% of eligible compensation	50%
Contributions over 10%	—
Participant Accounts
Individual accounts are maintained for each Plan participant. Each participant account is credited with participant and employer contributions and an allocation of any Plan earnings. Each participant account is charged with withdrawals and an allocation of any Plan losses and administrative expenses. Allocations are based on participant units. Participants are entitled to the net of these contributions, withdrawals and allocations to the extent of their vesting in the account.
Vesting
Plan participants are fully vested in the balance of their accounts from employee contributions and earnings thereon. Plan participants, other than participants covered under certain collective bargaining agreements, become fully vested in employer matching contributions, and earnings thereon, upon completion of three years of service. Plan participants who are eligible for RAC and NEC fully vest in those employer contributions, and earnings thereon, upon completion of three years of service.
Investment Options
Plan participants direct their employee and employer contributions to be invested in the investment funds described below. If direction is not provided by a participant, contributions are generally invested in an appropriate Retirement Path fund. The investment funds are managed by professional investment managers appointed by Plan management.
Subject to certain restrictions, participants may generally change their investment elections and transfer existing account balances between investment funds daily.
Contributions deposited into each investment fund are used to purchase units of that fund based on unit values that are updated daily prior to any Plan transactions. Plan transactions include contributions, withdrawals, distributions and transfers. The value of each participant’s account within each fund depends on two factors: the number of units purchased to date and the current value of each unit.
U.S. Equity Fund — The U.S. Equity Fund primarily consists of holdings in large and medium-sized U.S. company stocks. The fund’s objective is to achieve a high total return through long-term growth of capital and the reinvestment of current income.
U.S. Fixed-Income Fund — The U.S. Fixed-Income Fund primarily consists of holdings in marketable, fixed-income securities rated within the four highest investment grades assigned by Moody’s Investor Services or Standard & Poor’s Corporation, U.S. Treasury or federal agency obligations, or cash equivalent instruments. The fund invests in a range of fixed-income securities that mature, on average, in eight to ten years.
Stable Value Account — Investments in the Stable Value Account primarily include synthetic guaranteed investment contracts (“synthetic GICs”), cash and cash equivalents. See Note 5 for further information on synthetic GICs.
Northrop Grumman Fund (“NG Stock Fund”) — The NG Stock Fund invests primarily in Northrop Grumman Corporation common stock.
Balanced Fund — The Balanced Fund is designed to provide investors with a diversified portfolio consisting of targeted proportions of fixed-income securities (35 percent), U.S. equities (45 percent), and international equities (20 percent). The fund seeks to exceed the return of the bond market and approach the return of the stock market, but with less risk than an investment solely in equities.
International Equity Fund — The International Equity Fund consists of stocks of a diversified group of companies in developed countries outside of the U.S. The fund’s objectives are capital appreciation over the long term, along with current income (dividends).
Small Cap Fund — The Small Cap Fund consists of a diversified group of U.S. companies with lower market capitalization and higher expected revenue growth than the large, well-established companies that make up the S&P 500 Index. The fund seeks to provide capital appreciation over the long term, rather than current income.
Emerging Markets Fund — The Emerging Markets Fund consists of a diversified portfolio of stocks issued by companies based in developing countries. The fund’s objective is capital appreciation over the long term.
Retirement Path Portfolios — Each retirement path is a broadly diversified portfolio of funds consisting of equities, fixed-income securities and other investments tailored to the participants' investment time horizons. The name of each portfolio reflects the year when the participants expect to retire or draw interest and/or principal out of their accounts. The portfolio consists of eleven Retirement Path funds spanning to 2070.
Apart from the Stable Value Account and NG Stock Fund, the large majority of the other funds are included in common/collective trust (“CCT”) funds. These funds manage pooled trust accounts, which group assets together to develop generally larger and more diversified portfolios. These funds may also include a short-term investment fund.
Participants may also direct their investments through a BrokerageLink Account sponsored by an affiliate of the Plan's recordkeeper, Fidelity, which offers a range of investment options including mutual funds, U.S. equities, and fixed-income securities.
Notes Receivable from Participants
Participants may borrow from their individual accounts in accordance with the Plan document, with loans from a minimum of $1,000 up to a maximum equal to 1) the lesser of $50,000 reduced by the highest outstanding loan balance over the past 12 months, or 2) 50 percent of their vested account balance. Loans are secured by the balance in the participant's account and are issued at an interest rate set at the prime rate plus one percent. Repayments are made from payroll deductions (for active employees) or other forms of payment (for former employees or employees on a leave of absence). As of December 31, 2025, outstanding participant loans had maturities through 2040 and interest rates ranging from 4.25 percent to 11.5 percent. As of December 31, 2024, outstanding participant loans had maturities through 2039 and interest rates ranging from 3.25 percent to 11.5 percent.
Payment of Benefits
Upon termination of employment with the Company (including termination due to death, disability, or retirement), participants may receive a lump-sum payment of their entire account balance, installment payments, or the total account balance as an annuity, net of any outstanding loan balances. Otherwise, distributions generally begin on a participant's mandatory commencement date. Participants may roll over account balances to individual retirement accounts or another employer’s qualified retirement plan.
Distributions from the NG Stock Fund may be paid in cash, stock, or a combination of the two, depending on the participant’s election.
Withdrawals
Participants may withdraw all or a portion of their vested account balance in accordance with the Plan document, which provides different rules for withdrawals based on whether or not the participant has reached age 59 1/2.
Forfeited Accounts
As of December 31, 2025 and 2024, Plan forfeitures available were $4.6 million and $3.9 million, respectively. Forfeited amounts may be used to reduce employer contributions or to offset Plan expenses. During the year ended December 31, 2025, employer contributions were reduced by $27.4 million due to forfeitures. No forfeitures were used to offset Plan expenses during 2025.